Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based Payments
Share-based payments

19.	Share-based payments

The Group operates an HMRC Approved Enterprise Management Incentive (EMI) share option scheme for employees. Effective 16 December 2014, the Group approved a share option scheme under which the Board of Directors of the Group can award options to directors, officers, employees and consulting personnel of the Group. The Board of Directors will determine the terms, limitations, restrictions and conditions of the options granted under the plan.

The Group has granted options over shares to certain employees. The Group has one stock option plan: the TC BioPharm Limited Enterprise Management Incentive Plan 2014.

The options granted under the EMI share option scheme will typically vest between one and two years after the date of grant. The exception is options granted to senior management that vest immediately. As at the year end, and as at December 31, 2020, all options had fully vested.

	Number of share options	Weighted average exercise price £

Outstanding at January 1, 2021	5,329,230	0.46
Granted during the period	-	-
Exercised during the period	-	-
Forfeited during the period	-	-
Outstanding at December 31, 2021	5,329,230	0.46

Exercisable at December 31, 2021	5,329,230	0.46
Not exercisable at December 31, 2021	-	-

No options were granted or exercised in the period to December 31 2021.

	Number of share options	Weighted average exercise price
		£

Outstanding at January 1, 2020	4,966,740	0.42
Granted during the period	465,490	1.08
Exercised during the period	-	-
Forfeited during the period	(103,000)	1.31
Outstanding at December 31, 2020	5,329,230	0.46

Exercisable at December 31, 2020	5,329,230	0.46
Not exercisable at December 31, 2020	-	-

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

19.	Share-based payments (continued)

	Number of share options	Weighted average exercise price
		£

Outstanding at January 1, 2019	4,221,050	0.10
Granted during the period	823,190	2.07
Exercised during the period	-	-
Forfeited during the period	(77,500)	0.60
Outstanding at December 31, 2019	4,966,740	0.42

Exercisable at December 31, 2019	4,492,740	0.32
Not exercisable at December 31, 2019	474,000	1.34

The estimated fair value of the options outstanding in the period was calculated by applying a Monte Carlo Simulation for those options issued in 2020 and 2019 and a Black Scholes Model for those options issued in prior periods. The most appropriate approach is selected with reference to the share capital structure at the time of grant. The weighted average fair value of the options at the measurement date during the year ended December 31, 2021 was £1.18 (2020: £1.18 and 2019: £1.22) and the weighted average remaining contractual life of . The expense recognized for share-based payments in respect of employee services received during the period to December 31, 2021 is £Nil (2020: £573,062 and 2019: £835,792).

The model inputs were as follows:
		2020	2019
Weighted average share price		£2.16	3.85
Expected volatility		75%	70%
Risk free interest rate		0.01%	0.50%
Expected option life		1 year	2 years
Dividend yield	%	0.0%	0.0%

The weighted average remaining contractual life of the options at December 31, 2021 is 6 years (2020: 7 years and 2019: 8 years).

As at December 31, 2021, as a privately held company, the Company’s share price does not have sufficient historical volatility to adequately assess the fair value of the share option grants. As a result, management considered the historical volatility of other comparable publicly traded companies and, based on this analysis, concluded that a volatility of 75% was appropriate for the valuation of our share options.

As part of the valuation exercise reference was made to historical share issue prices, taking into account discounts for lack of control and marketability.

Upon vesting, each option entitles the holder to purchase one ordinary share at a specified option price determined at the grant date.

During the year ended December 31, 2020, the Group received services provided by a consultancy business that were settled by providing a right to subscribe for 232,550 A Ordinary shares at an exercise price of £4.30 per share at a future date, based on certain performance conditions being satisfied. The estimated fair value of the right to subscribe was calculated by applying a Black Scholes Model. This was deemed the most appropriate approach due to the future liquidity event being date-uncertain and could take one of many forms. The share-based payment charge totaled £Nil (2020: £411,652 and 2019: £Nil).

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

19.	Share-based payments (continued)

The model inputs were as follows:

2020
Weighted average share price	4.16
Expected volatility	70%
Risk free interest rate	0.30%
Expected option life	1.33 years
Dividend yield	0.0%

Group reorganization

Following the year ended December 31, 2021, the Company undertook a group reorganization and a share split such that one issued share was exchanged for ten new shares. The share-based payment disclosures above reflect the 10 for 1 share split.